ATR QM Data Fields
Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXX	1000536782	Not covered/exempt	No	No
XXXXXXXXXXX	1000536792	Not covered/exempt	No	No
XXXXXXXXXXX	1000536802	Not covered/exempt	No	No
3